INCOME TAX - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 68,194	$ 42,600
Valuation allowance	(68,194)	(42,600)
Net deferred tax assets	0	0
Non-capital loss carryforwards - Canada | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24,906	15,518
Non-capital loss carryforwards - Canada | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,715	1,762
Non-capital loss carryforwards - Canada | Ireland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	25,448	12,748
Non-capital loss carryforwards - Canada | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,374	7,489
Deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	526	1,150
Research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,680	1,765
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,546	2,158
Depreciation/capital cost allowance differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (1)	$ 10